Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Customers of Total Net Revenue	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Customer A [Member]
Concentration Risk [Line Items]
Total net revenue	26.00%			[1]
Customer B [Member]
Concentration Risk [Line Items]
Total net revenue	21.00%		19.00%
Customer C [Member]
Concentration Risk [Line Items]
Total net revenue	16.00%		48.00%
Customer D [Member]
Concentration Risk [Line Items]
Total net revenue	11.00%			[1]
Customer E [Member]
Concentration Risk [Line Items]
Total net revenue		[1]	11.00%

[1]	Represents less than 10%